Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Formation and operating costs	$ 2,941,239	$ 3,704,239
Loss from operations	(2,941,239)	(3,704,239)
Change in fair value of warrants	4,585,205	956,035
Trust interest income	3,984,085	115,444
Total other income	8,569,290	1,071,479
Income (loss) before provision for income taxes	5,628,051	(2,632,760)
Provision for income taxes	795,203
Net income (loss)	$ 4,832,848	$ (2,632,760)
Basic and diluted weighted average shares outstanding, redeemable common stock	27,393,431	26,492,055
Basic net income (loss) per share	$ 0.14	$ (0.08)
Diluted net income (loss) per share	$ 0.14	$ (0.08)
Basic and diluted weighted average shares outstanding, common stock	6,900,000	6,853,151
Diluted weighted average shares outstanding, common stock	6,900,000	6,853,151
Basic net income (loss) per share	$ 0.14	$ (0.08)
Diluted net income (loss) per share	$ 0.14	$ (0.08)